Financial Assets and Liabilities - Summary of Prepayments (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Clinical trial research and development expenditure	$ 3,152	$ 3,304
Prepaid insurance and subscriptions	608	1,337
Other	1,408	1,005
Prepayments	$ 5,168	$ 5,646